PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	6 Months Ended
Mar. 31, 2026
Property, Plant, and Equipment [Abstract]
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation were as follows:

	As of September 30, 2025	As of March 31, 2026
	RMB	RMB	USD
Motor vehicles	455,795	455,795	66,076
Electronic devices, furniture and office equipment	11,800	11,800	1,711
Software application	103,010	192,119	27,851
Total	570,605	659,714	95,638
Less: accumulated depreciation	(487,480)	(498,310)	(72,239)
Property, plant and equipment, net	83,125	161,404	23,399